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                               SUPPLEMENT DATED

                               NOVEMBER 8, 1996

                                      TO

                               PROSPECTUS DATED

                               FEBRUARY 29, 1996

                              FINANCIAL HORIZONS
                               INVESTMENT TRUST

                               CASH RESERVE FUND

                             GOVERNMENT BOND FUND

                              MUNICIPAL BOND FUND

                                  GROWTH FUND

Effective November 8, 1996 and continuing at lease through Feburary 28, 1997, the funds distributor, Nationwide Advisory Services, Inc. will waive the total
 .75% 12b-1 fee on the Government Bond Fund, Municipal Bond Fund, and Growth Fund. The 12b-1 fee is decribed on pages two and eight of the Prospectus. Please keep this supplement with your prospectus for future reference.